Financial Instruments - Summary of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value, Assets	$ 10,739	$ 10,139
Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	11,034	10,147
Recurring measurements | Financial liabilities at FVTPL | Embedded Derivative [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities	(1,309)	(1,921)
Recurring measurements | Financial assets at FVTPL
Disclosure of financial assets [line items]
Fair value, Assets	214	342
Recurring measurements | Financial assets at FVTPL | Gold Linked Loan
Disclosure of financial assets [line items]
Fair value, Assets	10,739	10,139
Recurring measurements | Financial assets at FVOCI
Disclosure of financial assets [line items]
Fair value, Assets	1,390	1,587
Level 1 | Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	214	342
Level 1 | Recurring measurements | Financial assets at FVTPL
Disclosure of financial assets [line items]
Fair value, Assets	214	342
Level 3 | Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	10,820	9,805
Level 3 | Recurring measurements | Financial liabilities at FVTPL | Embedded Derivative [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities	(1,309)	(1,921)
Level 3 | Recurring measurements | Financial assets at FVTPL | Gold Linked Loan
Disclosure of financial assets [line items]
Fair value, Assets	10,739	10,139
Level 3 | Recurring measurements | Financial assets at FVOCI
Disclosure of financial assets [line items]
Fair value, Assets	$ 1,390	$ 1,587